Financial Investors Trust

ALPS/GNI Long-Short Fund

SUPPLEMENT DATED JANUARY 3, 2011 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2010

As previously disclosed to shareholders, on December 14, 2010, the Board of Trustees of the Financial Investors Trust authorized an orderly liquidation of the ALPS/GNI Long-Short Fund (the “Fund”).

Effective December 14, 2010, the Fund was closed to new investors in preparation for the liquidation.

As of December 31, 2010, no shareholders remain in the Fund, and the Fund has ceased operations.